Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates Impact	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Thai Baht [Member]
Disclosure of Significant Accounting Policies [Abstract]
Period End Rate	0.0283		0.0289
Average Rate	0.0293	0.0295
Hong Kong Dollar [Member]
Disclosure of Significant Accounting Policies [Abstract]
Period End Rate	0.1282		0.1282
Average Rate	0.1282	0.1282
Chinese Renminbi [Member]
Disclosure of Significant Accounting Policies [Abstract]
Period End Rate	0.1379		0.1447
Average Rate	0.1444	0.1544